Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables
Other Receivables

11.	Other Receivables

	12.31.2022	12.31.2021
Fair value in the purchase and sale of power (Note 34.2.12)	1,081,758	855,775
Services in progress (a)	369,916	319,179
CDE Transfer (11.2)	83,649	68,999
Credits on purchases of gas (11.1)	45,673	73,229
Reimbursement of coal consumption values by CDE	58,367	33,107
Disposals and decommissioning in progress	39,768	42,509
Credits - gas concession (11.3)	32,825	-
Advance payments to employees	20,768	20,141
Contractual advances to suppliers	12,709	15,528
Bonus for voluntary consumption reduction (Note 7.4)	2,917	134,892
Employees transferred compensation to be recovered	1,261	1,316
Other receivables	79,221	101,747
	1,828,832	1,666,422
Current	897,380	749,816
Noncurrent	931,452	916,606
(a)	Refers, most of which, to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.

11.1	Credits on purchases of gas - Compagas

It refers to the acquisition of contracted and guaranteed gas volumes, higher than those effectively withdrawn and used, for which the contract provides for future compensation. Compagas has the right to use and offset this gas within one year after the expiration of the contract. According to the contractual provisions and consumption perspectives, Compagas estimates to fully compensate the contracted volumes up to 2023. The contracts with Petrobras foresee the right to assign this asset. The Company reviewed the estimated recoverable value of the ship or pay credit to be offset and recorded impairment, as shown in note 31.4.

11.2	CDE Transfer

Values of the Energy Development Account - CDE to cover tariff discounts on tariffs, defined in Law No. 10,438/2002 and Decree No. 7,891/2013. The values are stipulated in the Annual Tariff Adjustment/Revision and, monthly, the Company estimates the differences to be compensated in the next tariff adjustment.

11.3	Credits - gas concession

Compagas credits recorded to neutralize the economic impacts on the Company's results due to gas price differences and/or difference in margin between the prices contained in the supply tariffs applied to consumers and those billed by suppliers to the concessionaire. The recovery of these values is determined by the Regulatory Agency of Paraná - Agepar, in the process of revising and updating the tariff.